Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Loan agreements reclassified as current	$ 1,015,834
Working capital deficit	491,442
Vessels held for sale	$ 530,640	$ 0